6. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions Details Narrative
Management fees	$ 76,500	$ 76,500	$ 108,500	$ 203,195